28. COMMITMENTS (Details) R$ in Thousands	Dec. 31, 2018 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Take-or-pay contracts	R$ 7,132,947
2017
Disclosure of detailed information about borrowings [line items]
Take-or-pay contracts	1,582,099
2018
Disclosure of detailed information about borrowings [line items]
Take-or-pay contracts	1,096,086
2019
Disclosure of detailed information about borrowings [line items]
Take-or-pay contracts	1,493,517
2020
Disclosure of detailed information about borrowings [line items]
Take-or-pay contracts	1,013,499
2021
Disclosure of detailed information about borrowings [line items]
Take-or-pay contracts	849,905
After 2021
Disclosure of detailed information about borrowings [line items]
Take-or-pay contracts	3,776,026
Transportation of iron ore, coal, coke, steel products, cement and mining products
Disclosure of detailed information about borrowings [line items]
Take-or-pay contracts	6,579,471
Transportation of iron ore, coal, coke, steel products, cement and mining products | 2017
Disclosure of detailed information about borrowings [line items]
Take-or-pay contracts	957,373
Transportation of iron ore, coal, coke, steel products, cement and mining products | 2018
Disclosure of detailed information about borrowings [line items]
Take-or-pay contracts	406,920
Transportation of iron ore, coal, coke, steel products, cement and mining products | 2019
Disclosure of detailed information about borrowings [line items]
Take-or-pay contracts	1,024,674
Transportation of iron ore, coal, coke, steel products, cement and mining products | 2020
Disclosure of detailed information about borrowings [line items]
Take-or-pay contracts	962,399
Transportation of iron ore, coal, coke, steel products, cement and mining products | 2021
Disclosure of detailed information about borrowings [line items]
Take-or-pay contracts	831,166
Transportation of iron ore, coal, coke, steel products, cement and mining products | After 2021
Disclosure of detailed information about borrowings [line items]
Take-or-pay contracts	3,761,232
Supply of power, natural gas, oxygen, nitrogen, argon and iron ore pellets
Disclosure of detailed information about borrowings [line items]
Take-or-pay contracts	503,000
Supply of power, natural gas, oxygen, nitrogen, argon and iron ore pellets | 2017
Disclosure of detailed information about borrowings [line items]
Take-or-pay contracts	563,743
Supply of power, natural gas, oxygen, nitrogen, argon and iron ore pellets | 2018
Disclosure of detailed information about borrowings [line items]
Take-or-pay contracts	658,166
Supply of power, natural gas, oxygen, nitrogen, argon and iron ore pellets | 2019
Disclosure of detailed information about borrowings [line items]
Take-or-pay contracts	453,801
Supply of power, natural gas, oxygen, nitrogen, argon and iron ore pellets | 2020
Disclosure of detailed information about borrowings [line items]
Take-or-pay contracts	40,780
Supply of power, natural gas, oxygen, nitrogen, argon and iron ore pellets | 2021
Disclosure of detailed information about borrowings [line items]
Take-or-pay contracts	8,419
Processing of furnace sludge and slag generated during pig iron and steel production
Disclosure of detailed information about borrowings [line items]
Take-or-pay contracts	30,064
Processing of furnace sludge and slag generated during pig iron and steel production | 2017
Disclosure of detailed information about borrowings [line items]
Take-or-pay contracts	8,880
Processing of furnace sludge and slag generated during pig iron and steel production | 2018
Disclosure of detailed information about borrowings [line items]
Take-or-pay contracts	9,467
Processing of furnace sludge and slag generated during pig iron and steel production | 2019
Disclosure of detailed information about borrowings [line items]
Take-or-pay contracts	7,074
Processing of furnace sludge and slag generated during pig iron and steel production | 2020
Disclosure of detailed information about borrowings [line items]
Take-or-pay contracts	7,074
Processing of furnace sludge and slag generated during pig iron and steel production | 2021
Disclosure of detailed information about borrowings [line items]
Take-or-pay contracts	7,074
Processing of furnace sludge and slag generated during pig iron and steel production | After 2021
Disclosure of detailed information about borrowings [line items]
Take-or-pay contracts	8,842
Manufacturing, repair, recovery and production of ingot casting machine units
Disclosure of detailed information about borrowings [line items]
Take-or-pay contracts	20,412
Manufacturing, repair, recovery and production of ingot casting machine units | 2017
Disclosure of detailed information about borrowings [line items]
Take-or-pay contracts	52,103
Manufacturing, repair, recovery and production of ingot casting machine units | 2018
Disclosure of detailed information about borrowings [line items]
Take-or-pay contracts	21,533
Manufacturing, repair, recovery and production of ingot casting machine units | 2019
Disclosure of detailed information about borrowings [line items]
Take-or-pay contracts	7,968
Manufacturing, repair, recovery and production of ingot casting machine units | 2020
Disclosure of detailed information about borrowings [line items]
Take-or-pay contracts	3,246
Manufacturing, repair, recovery and production of ingot casting machine units | 2021
Disclosure of detailed information about borrowings [line items]
Take-or-pay contracts	3,246
Manufacturing, repair, recovery and production of ingot casting machine units | After 2021
Disclosure of detailed information about borrowings [line items]
Take-or-pay contracts	R$ 5,952